PORTFOLIO OF INVESTMENTS – as of June 30, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 98.1% of Net Assets

	ABS Car Loan – 8.8%
$41,841	ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020, 144A	$41,903
72,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	72,226
160,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.240%, 4/08/2022	159,821
555,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/08/2021(a)	553,222
110,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.300%, 2/18/2022	109,869
510,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024	525,116
480,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	481,566
35,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	34,999
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A(a)	363,826
365,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A(a)	370,433
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1, Class A, 3.450%, 3/20/2023, 144A	102,418
640,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	659,614
285,000	Bank of the West Auto Trust, Series 2017-1, Class A3, 2.110%, 1/15/2023, 144A	284,182
450,000	Bank of the West Auto Trust, Series 2019-1, Class A3, 2.430%, 4/15/2024, 144A	451,047
520,000	California Republic Auto Receivables Trust, Series 2017-1, Class A4, 2.280%, 6/15/2022(a)	519,691
130,358	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	130,102
776,780	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.930%, 3/15/2022(a)	775,144
62,032	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3, 1.640%, 7/15/2021, 144A	61,943
34,467	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	34,444
71,943	CPS Auto Receivables Trust, Series 2017-C, Class B, 2.300%, 7/15/2021, 144A	71,864
775,000	CPS Auto Receivables Trust, Series 2018-D, Class B, 3.610%, 11/15/2022, 144A	786,038
149,922	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	149,938
46,646	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	46,618
24,338	Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.610%, 8/16/2021, 144A	24,338
1,005,000	Drive Auto Receivables Trust, Series 2018-5, Class B, 3.680%, 7/15/2023	1,021,896

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$215,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.650%, 2/15/2024	$215,767
190,912	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	191,687
205,012	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A	207,145
12,803	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A(a)	12,803
26,316	DT Auto Owner Trust, Series 2017-1A, Class C, 2.700%, 11/15/2022, 144A	26,310
60,000	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	60,927
285,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	289,757
270,000	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	272,671
258,394	Exeter Automobile Receivables Trust, Series 2017-2A, Class B, 2.820%, 5/16/2022, 144A	258,598
185,298	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.750%, 4/15/2022, 144A	185,408
400,000	Exeter Automobile Receivables Trust, Series 2018-2A, Class B, 3.270%, 5/16/2022, 144A	401,593
150,000	Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.060%, 5/15/2023, 144A	151,435
189,565	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A	189,250
315,000	First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.270%, 7/15/2022, 144A	314,727
362,737	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A	364,742
53,451	Flagship Credit Auto Trust, Series 2015-2, Class B, 3.080%, 12/15/2021, 144A	53,467
195,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	196,056
51,180	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A	51,163
117,668	Flagship Credit Auto Trust, Series 2016-4, Class B, 2.410%, 10/15/2021, 144A	117,568
800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	822,923
230,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	229,826
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A(a)	702,945
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A(a)	613,272
635,000	Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.840%, 3/15/2024	647,068
265,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	269,997
736,931	GLS Auto Receivalbles Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023, 144A	741,166
181,546	GM Financial Consumer Automobile Receivables Trust, Series 2017-1A, Class A3, 1.780%, 10/18/2021, 144A	181,064

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$500,000	GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A3, 1.970%, 5/16/2022, 144A(a)	$499,100
120,000	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.190%, 9/15/2021, 144A	119,850
510,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A(a)	510,191
150,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	150,324
125,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.220%, 2/15/2023, 144A	126,730
310,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/15/2023, 144A	318,415
370,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	373,596
6,744	Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.100%, 6/15/2021	6,742
49,608	Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.210%, 10/15/2021	49,596
460,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	469,551
135,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.670%, 5/17/2021, 144A	134,916
515,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.260%, 10/17/2022, 144A	520,624
830,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.620%, 7/15/2024, 144A	831,654
110,000	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.950%, 2/15/2023	109,660

		19,822,542

	ABS Credit Card – 1.7%
620,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	633,728
415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022(a)	414,924
805,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023(a)	803,915
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	263,134
470,000	Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.580%, 9/15/2022(a)	469,050
555,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023(a)	553,708
730,000	World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/2024(a)	728,454

		3,866,913

	ABS Home Equity – 0.5%
264,091	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	270,197
74,694	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	74,577
150,698	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	151,535

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Home Equity – continued
$12,821	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.967%, 7/25/2021(b)(c)(d)	$12,127
6,476	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)(d)	6,467
327,868	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 4.254%, 10/25/2027(a)(e)	331,300
104,009	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(d)	103,914
88,400	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(d)	88,784
38,664	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 4.947%, 5/01/2035(d)	40,201

		1,079,102

	ABS Other – 3.3%
229,664	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	232,932
218,842	John Deere Owner Trust, Series 2017-B, Class A3, 1.820%, 10/15/2021	218,279
520,000	Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.920%, 12/20/2029, 144A	520,876
218,657	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(d)	223,356
188,031	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	188,829
555,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A(a)	562,181
302,833	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	309,077
387,253	SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	390,470
71,220	Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	71,919
255,000	SoFi Consumer Loan Program Trust, Series 2018-1A, Class A2, 3.140%, 2/25/2027, 144A	257,375
730,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A	737,313
950,731	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	961,648
128,333	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	130,194
53,472	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	53,852
135,417	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	136,501
2,180,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.330%, 12/20/2023	2,186,582
345,000	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A(b)	344,951

		7,526,335

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Student Loan – 0.3%
$100,141	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	$99,991
143,285	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3-month LIBOR + 0.800%, 3.380%, 7/25/2025(e)	143,458
40,446	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	40,421
195,760	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	196,933
180,000	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	180,348
100,331	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 3.580%, 7/25/2025(e)	100,469

		761,620

	ABS Whole Business – 0.2%
530,988	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	557,181

	Aerospace & Defense – 0.2%
450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	449,226
105,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	110,160

		559,386

	Agency Commercial Mortgage-Backed Securities – 0.9%
648,018	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(a)(d)	662,531
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(a)	530,802
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024(a)	717,326
96,896	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019(a)	96,724
3,020	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	3,015

		2,010,398

	Airlines – 0.0%
34,207	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	34,998

	Automotive – 5.1%
425,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020	424,274
1,095,000	American Honda Finance Corp., MTN, 2.200%, 6/27/2022	1,093,683
245,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	257,841
290,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	287,038
1,100,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	1,125,113

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Automotive – continued
$670,000	Ford Motor Credit Co. LLC, 2.979%, 8/03/2022	$662,896
200,000	Ford Motor Credit Co. LLC, 3.810%, 1/09/2024	199,923
805,000	General Motors Financial Co., Inc., 3.950%, 4/13/2024	822,437
360,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	370,799
390,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	418,342
315,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	318,082
220,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	227,257
585,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	585,459
1,175,000	Hyundai Capital America, 3.000%, 6/20/2022, 144A	1,178,997
175,000	Hyundai Capital America, 3.450%, 3/12/2021, 144A	176,944
1,065,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A	1,060,593
730,000	Nissan Motor Acceptance Corp., 3.450%, 3/15/2023, 144A	746,517
150,000	PACCAR Financial Corp., MTN, 1.200%, 8/12/2019	149,794
870,000	Toyota Motor Credit Corp., MTN, 2.150%, 9/08/2022	871,001
615,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	647,405

		11,624,395

	Banking – 17.4%
530,000	ABN AMRO Bank NV, 1.800%, 9/20/2019, 144A	529,237
315,000	American Express Co., 2.200%, 10/30/2020	314,623
335,000	American Express Co., 3.125%, 5/20/2026	344,023
495,000	American Express Co., 3.700%, 8/03/2023	519,607
915,000	ANZ New Zealand International Ltd., 2.200%, 7/17/2020, 144A	913,964
1,055,000	Bank of America Corp., (fixed rate to 4/23/2026, variable rate thereafter), MTN, 3.559%, 4/23/2027	1,101,331
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	411,036
1,090,000	Bank of Montreal, MTN, 2.500%, 6/28/2024	1,090,212
950,000	Bank of Nova Scotia (The), 2.150%, 7/14/2020	949,750
450,000	Banque Federative du Credit Mutuel S.A., 2.200%, 7/20/2020, 144A	449,443

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	$463,344
485,000	Banque Federative du Credit Mutuel S.A., 3.750%, 7/20/2023, 144A	508,408
1,110,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	1,146,516
770,000	Barclays PLC, (fixed rate to 6/20/2029, variable rate thereafter), 5.088%, 6/20/2030	787,518
1,015,000	BB&T Corp., MTN, 3.050%, 6/20/2022	1,036,787
490,000	BNZ International Funding Ltd., 2.400%, 2/21/2020, 144A	490,314
160,000	Capital One Financial Corp., 3.750%, 3/09/2027	165,168
215,000	Citigroup, Inc., 2.900%, 12/08/2021	217,230
1,000,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	1,017,094
310,000	Citizens Bank NA, 2.250%, 3/02/2020	309,724
250,000	Comerica Bank, 2.500%, 6/02/2020	250,337
225,000	Comerica, Inc., 3.700%, 7/31/2023	235,455
660,000	Cooperatieve Rabobank U.A. (NY), 2.750%, 1/10/2023	668,546
925,000	Credit Agricole S.A., 3.750%, 4/24/2023, 144A	960,091
940,000	Danske Bank AS, 3.875%, 9/12/2023, 144A	958,049
215,000	Deutsche Bank AG, 3.150%, 1/22/2021	213,379
515,000	Discover Financial Services, 4.500%, 1/30/2026	553,037
780,000	Fifth Third Bank, 1.625%, 9/27/2019	778,535
520,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/31/2021, variable rate thereafter), 2.876%, 10/31/2022	524,302
520,000	HSBC Holdings PLC, (fixed rate to 9/12/2025, variable rate thereafter), 4.292%, 9/12/2026	553,187
185,000	HSBC USA, Inc., 2.375%, 11/13/2019	184,949
700,000	ING Groep NV, 4.625%, 1/06/2026, 144A	763,619
535,000	JPMorgan Chase & Co., (fixed rate to 4/1/2022, variable rate thereafter), 3.207%, 4/01/2023	546,015
585,000	JPMorgan Chase Bank NA, 1.650%, 9/23/2019	583,894
555,000	Key Bank NA, 1.600%, 8/22/2019	554,323
495,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	516,705

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$930,000	National Australia Bank Ltd., 3.700%, 11/04/2021	$959,285
1,135,000	National Bank of Canada, 2.200%, 11/02/2020	1,132,980
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	632,852
1,020,000	NatWest Markets PLC, 3.625%, 9/29/2022, 144A	1,042,284
540,000	Nordea Bank Abp, 1.625%, 9/30/2019, 144A	538,720
1,055,000	Nordea Bank Abp, 2.125%, 5/29/2020, 144A	1,053,112
315,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	317,691
690,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	700,829
635,000	Santander Holdings USA, Inc., 3.700%, 3/28/2022	650,403
235,000	Santander Holdings USA, Inc., 4.450%, 12/03/2021	244,441
505,000	Santander UK Group Holdings PLC, (fixed rate to 11/15/2023, variable rate thereafter), 4.796%, 11/15/2024	536,562
350,000	Santander UK PLC, 2.125%, 11/03/2020	348,271
715,000	Santander UK PLC, 2.500%, 1/05/2021	715,487
905,000	Santander UK PLC, 2.875%, 6/18/2024	910,377
530,000	Standard Chartered PLC, (fixed rate to 5/21/2024, variable rate thereafter), 3.785%, 5/21/2025, 144A	541,090
305,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	308,294
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	238,057
515,000	Svenska Handelsbanken AB, 3.900%, 11/20/2023	545,670
1,140,000	Synchrony Bank, 3.650%, 5/24/2021	1,158,909
150,000	Synchrony Financial, 3.700%, 8/04/2026	148,889
75,000	Synchrony Financial, 4.250%, 8/15/2024	78,054
1,065,000	Toronto Dominion Bank (The), Series MTN, 3.250%, 6/11/2021	1,086,099
840,000	U.S. Bank NA, 2.000%, 1/24/2020	838,972
1,150,000	UBS AG, 2.200%, 6/08/2020, 144A	1,148,424
665,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	672,840
1,030,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	1,059,098

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$195,000	Westpac Banking Corp., 2.800%, 1/11/2022	$197,427

		39,414,869

	Brokerage – 0.2%
415,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	422,616

	Building Materials – 0.4%
107,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	107,353
225,000	Fortune Brands Home & Security, Inc., 4.000%, 9/21/2023	236,829
600,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 3.173%, 5/22/2020(e)	600,021
40,000	Masco Corp., 3.500%, 4/01/2021	40,595
4,000	Masco Corp., 7.125%, 3/15/2020	4,115

		988,913

	Cable Satellite – 0.1%
320,000	Cox Communications, Inc., 3.150%, 8/15/2024, 144A	324,418

	Chemicals – 0.8%
760,000	Cabot Corp., 4.000%, 7/01/2029	769,952
450,000	Dow Chemical Co. (The), 3.625%, 5/15/2026, 144A	466,645
255,000	DuPont de Nemours, Inc., 3.766%, 11/15/2020	259,880
9,000	Eastman Chemical Co., 4.500%, 1/15/2021	9,229
170,000	Eastman Chemical Co., 4.500%, 12/01/2028	184,092
45,000	Methanex Corp., 3.250%, 12/15/2019	45,047

		1,734,845

	Collateralized Mortgage Obligations – 3.1%
736,340	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 3.108%, 2/20/2060(e)	739,178
347,115	Government National Mortgage Association, Series 2010-H03, Class FA, 1-month LIBOR + 0.550%, 2.978%, 3/20/2060(e)	347,658
179,836	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.993%, 7/20/2064(e)	180,593
125,116	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.967%, 7/20/2064(e)	125,173
52,948	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	52,650
333,318	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	327,336

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$514,402	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 3.387%, 2/20/2066(a)(e)	$520,135
683,365	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 3.067%, 4/20/2066(a)(e)	684,370
2,231,534	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(a)(d)	2,381,072
1,569,441	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 2.867%, 10/20/2068(a)(e)	1,567,215

		6,925,380

	Construction Machinery – 0.6%
265,000	Caterpillar Financial Services Corp., 2.650%, 5/17/2021	267,373
300,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	305,967
500,000	Caterpillar Financial Services Corp., MTN, 3.650%, 12/07/2023	527,572
110,000	John Deere Capital Corp., 2.600%, 3/07/2024	111,191
174,000	John Deere Capital Corp., Series 0014, MTN, 2.450%, 9/11/2020	174,495

		1,386,598

	Consumer Cyclical Services – 0.7%
680,000	Expedia Group, Inc., 3.800%, 2/15/2028	692,165
285,000	Experian Finance PLC, 4.250%, 2/01/2029, 144A	308,955
495,000	Western Union Co. (The), 4.250%, 6/09/2023	520,427

		1,521,547

	Diversified Manufacturing – 1.0%
455,000	Kennametal, Inc., 4.625%, 6/15/2028	474,353
265,000	Timken Co. (The), 4.500%, 12/15/2028	275,115
860,000	United Technologies Corp., 3.650%, 8/16/2023	900,671
175,000	Wabtec Corp., 3-month LIBOR + 1.300%, 3.710%, 9/15/2021(e)	174,499
415,000	Wabtec Corp., 4.950%, 9/15/2028	444,971

		2,269,609

	Electric – 4.7%
720,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	761,526
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	119,349
1,035,000	Consolidated Edison, Inc., Series A, 2.000%, 3/15/2020	1,031,551
445,000	Dominion Energy, Inc., 3.071%, 8/15/2024(f)	448,591

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Electric – continued
$1,135,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	$1,166,414
451,000	Exelon Corp., 2.450%, 4/15/2021	450,873
179,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	179,199
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	121,459
605,000	Fortis, Inc., 2.100%, 10/04/2021	599,823
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	184,428
690,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019	687,606
1,115,000	PNM Resources, Inc., 3.250%, 3/09/2021	1,125,751
370,000	PSEG Power LLC, 3.850%, 6/01/2023	385,522
235,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	238,028
273,000	Southern Co. (The), 2.750%, 6/15/2020	273,847
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	721,067
1,065,000	Vistra Operations Co. LLC, 3.550%, 7/15/2024, 144A	1,071,265
1,030,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021	1,057,063

		10,623,362

	Finance Companies – 1.7%
720,000	Air Lease Corp., 3.875%, 7/03/2023	750,421
210,000	Aircastle Ltd., 4.125%, 5/01/2024	215,084
810,000	Aircastle Ltd., 4.250%, 6/15/2026	819,354
410,000	Ares Capital Corp., 3.625%, 1/19/2022	414,304
760,000	Ares Capital Corp., 4.200%, 6/10/2024	769,140
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	315,013
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	236,953
375,000	Avolon Holdings Funding Ltd., 3.625%, 5/01/2022, 144A	380,100

		3,900,369

	Financial Other – 0.3%
410,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 2.652%, 9/19/2022, 144A	410,021

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Financial Other – continued
$185,000	ORIX Corp., 3.250%, 12/04/2024	$190,876

		600,897

	Food & Beverage – 2.0%
835,000	Bacardi Ltd., 4.700%, 5/15/2028, 144A	893,312
120,000	Brown-Forman Corp., 3.500%, 4/15/2025	126,247
525,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	547,685
1,095,000	General Mills, Inc., 2.600%, 10/12/2022	1,099,379
90,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	87,578
430,000	Kraft Heinz Foods Co., 4.000%, 6/15/2023	450,526
845,000	Molson Coors Brewing Co., 2.250%, 3/15/2020	842,912
140,000	Smithfield Foods, Inc., 3.350%, 2/01/2022, 144A	139,651
320,000	Sysco Corp., 3.550%, 3/15/2025	335,370

		4,522,660

	Government Owned - No Guarantee – 0.5%
240,000	Petroleos Mexicanos, 6.375%, 2/04/2021	246,240
155,000	Petroleos Mexicanos, 6.875%, 8/04/2026	156,541
780,000	Sinopec Group Overseas Development 2016 Ltd., 1.750%, 9/29/2019, 144A	778,908

		1,181,689

	Health Insurance – 0.1%
310,000	Humana, Inc., 2.500%, 12/15/2020	310,164

	Healthcare – 1.0%
630,000	Cigna Corp., 3.750%, 7/15/2023, 144A	655,914
95,000	Express Scripts Holding Co., 4.500%, 2/25/2026	102,518
65,000	Express Scripts Holding Co., 4.750%, 11/15/2021	68,247
570,000	Fresenius Med Care III Co., 3.750%, 6/15/2029, 144A	564,280
385,000	HCA, Inc., 4.125%, 6/15/2029	395,772
183,000	Life Technologies Corp., 6.000%, 3/01/2020	186,867
310,000	MEDNAX, Inc., 6.250%, 1/15/2027, 144A	304,963

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Healthcare – continued
$94,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	$95,118

		2,373,679

	Hybrid ARMs – 0.1%
42,509	FHLMC, 1-year CMT + 2.254%, 4.599%, 1/01/2035(e)	44,785
96,712	FHLMC, 1-year CMT + 2.500%, 4.978%, 5/01/2036(e)	102,517

		147,302

	Industrial Other – 0.1%
145,000	Steelcase, Inc., 5.125%, 1/18/2029	158,186

	Life Insurance – 2.0%
85,000	AIG Global Funding, 2.150%, 7/02/2020, 144A	84,765
380,000	Athene Global Funding, 2.750%, 4/20/2020, 144A	380,809
110,000	Athene Holding Ltd., 4.125%, 1/12/2028	110,900
330,000	Brighthouse Financial, Inc., Series WI, 3.700%, 6/22/2027	313,529
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	165,086
505,000	Metropolitan Life Global Funding I, 2.400%, 6/17/2022, 144A	507,774
1,070,000	New York Life Global Funding, 2.875%, 4/10/2024, 144A	1,093,864
915,000	New York Life Global Funding, 2.950%, 1/28/2021, 144A	925,376
720,000	Reliance Standard Life Global Funding, 3.850%, 9/19/2023, 144A	747,459
170,000	Unum Group, 4.000%, 6/15/2029	174,507
63,000	Unum Group, 5.625%, 9/15/2020	65,376

		4,569,445

	Lodging – 0.2%
350,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	371,013

	Media Entertainment – 0.5%
95,000	Activision Blizzard, Inc., 2.300%, 9/15/2021	94,821
425,000	CBS Corp., 2.900%, 6/01/2023	428,765
130,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/01/2020	131,656
365,000	Moody’s Corp., 4.250%, 2/01/2029	400,089

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Media Entertainment – continued
$112,000	S&P Global, Inc., 3.300%, 8/14/2020	$113,171

		1,168,502

	Metals & Mining – 0.1%
310,000	Glencore Funding LLC Co., 4.125%, 3/12/2024, 144A	321,848

	Midstream – 0.5%
25,000	Energy Transfer Operating LP, 4.250%, 3/15/2023	26,098
35,000	Energy Transfer Operating LP, 4.750%, 1/15/2026	37,506
695,000	Enterprise Products Operating LLC, 3.125%, 7/31/2029	696,501
440,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	450,833

		1,210,938

	Mortgage Related – 2.5%
2,885	FHLMC, 3.000%, 10/01/2026	2,954
262	FHLMC, 6.500%, 1/01/2024	291
58	FHLMC, 8.000%, 7/01/2025	62
70	FNMA, 6.000%, 9/01/2021	71
186,535	GNMA, 4.219%, 2/20/2063(d)	189,188
185,439	GNMA, 4.220%, 2/20/2063(a)(d)	187,639
63,345	GNMA, 4.348%, 5/20/2062(d)	63,828
89,691	GNMA, 4.371%, 10/20/2062(d)	90,916
59,823	GNMA, 4.404%, 6/20/2066(d)	64,765
51,248	GNMA, 4.409%, 5/20/2062(d)	51,946
107,853	GNMA, 4.422%, 9/20/2066(d)	117,326
122,055	GNMA, 4.427%, 4/20/2063(d)	123,996
222,635	GNMA, 4.434%, 10/20/2066(d)	243,504
59,000	GNMA, 4.443%, 11/20/2066(d)	63,998
67,865	GNMA, 4.464%, 8/20/2066(d)	73,668
131,148	GNMA, 4.484%, 11/20/2064(d)	132,964
119,307	GNMA, 4.516%, 11/20/2066(d)	130,392

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$122,285	GNMA, 4.524%, 10/20/2066(d)	$133,484
192,973	GNMA, 4.532%, 9/20/2066(d)	211,908
1,050,979	GNMA, 4.534%, 4/20/2067(a)(d)	1,158,180
257,503	GNMA, 4.537%, 4/20/2063(a)(d)	261,492
92,058	GNMA, 4.539%, 10/20/2066(d)	101,284
487,390	GNMA, 4.559%, 7/20/2067(a)(d)	539,817
128,259	GNMA, 4.564%, 3/20/2063(d)	129,857
116,253	GNMA, 4.566%, 2/20/2063(d)	117,547
864,802	GNMA, 4.590%, 1/20/2067(a)(d)	956,878
41,650	GNMA, 4.621%, 7/20/2062(d)	41,892
410,607	GNMA, 4.686%, 5/20/2064(a)(d)	443,089
666	GNMA, 4.700%, 8/20/2061(d)	722
864	GNMA, 6.500%, 12/15/2023	950
22	GNMA, 8.500%, 9/15/2022	22

		5,634,630

	Natural Gas – 0.4%
965,000	Sempra Energy, 1.625%, 10/07/2019	962,331

	Non-Agency Commercial Mortgage-Backed Securities – 5.8%
565,000	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050(a)	576,482
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048(a)	525,887
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	374,296
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049(a)	1,036,621
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(d)	275,956
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	541,617
28,670	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	28,652
68,558	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	68,507
199,248	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	204,912

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047(a)	$492,974
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	297,587
280,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	291,343
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049(a)	555,521
640,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(a)	678,925
84,913	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	88,623
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(d)	350,853
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	351,831
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	186,253
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	361,503
108,273	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	111,292
179,866	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1, 2.086%, 3/15/2050	179,219
1,100,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	1,152,092
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.218%, 7/15/2046(d)	255,550
223,737	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	227,602
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	134,987
196,839	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 3.614%, 11/15/2027, 144A(e)	196,303
505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	504,493
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046(a)	583,267
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	210,838
1,295,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060(a)	1,320,266
152,101	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	154,669
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	348,644
343,038	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	353,149

		13,020,714

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Oil Field Services – 0.4%
$980,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	$990,548

	Paper – 0.4%
835,000	WRKCo., Inc., 3.750%, 3/15/2025	866,312

	Pharmaceuticals – 0.8%
305,000	AbbVie, Inc., 3.600%, 5/14/2025	315,119
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	236,305
525,000	Pfizer, Inc., 3.200%, 9/15/2023	545,726
775,000	Shire Acquisitions Investments Ireland DAC, 1.900%, 9/23/2019	773,799

		1,870,949

	Property & Casualty Insurance – 1.0%
645,000	American Financial Group, Inc., 3.500%, 8/15/2026	648,908
180,000	Assurant, Inc., 4.200%, 9/27/2023	187,234
285,000	AXIS Specialty Finance LLC, 3.900%, 7/15/2029	290,399
275,000	Enstar Group Ltd., 4.950%, 6/01/2029	277,996
765,000	PartnerRe Finance B LLC, 3.700%, 7/02/2029	778,003

		2,182,540

	Railroads – 0.2%
206,000	CSX Corp., 3.700%, 10/30/2020	209,323
215,000	Union Pacific Corp., 3.646%, 2/15/2024	225,756

		435,079

	REITs - Apartments – 0.2%
460,000	ERP Operating LP, 3.000%, 7/01/2029	465,825

	REITs - Health Care – 0.4%
90,000	HCP, Inc., 3.500%, 7/15/2029	90,397
615,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	641,677
190,000	Sabra Health Care LP/Sabra Capital Corp., 4.800%, 6/01/2024	195,225

		927,299

	REITs - Office Property – 0.4%
545,000	Boston Properties LP, 3.400%, 6/21/2029	558,244

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	REITs - Office Property – continued
$290,000	Office Properties Income Trust, 4.250%, 5/15/2024	$289,014

		847,258

	REITs - Shopping Centers – 0.6%
565,000	Brixmor Operating Partnership LP, 3.650%, 6/15/2024	577,237
745,000	WEA Finance LLC, 3.500%, 6/15/2029, 144A	752,353

		1,329,590

	REITs - Single Tenant – 0.2%
545,000	Realty Income Corp., 3.250%, 6/15/2029	555,130

	Restaurants – 0.8%
1,280,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,294,100
420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	435,925

		1,730,025

	Retailers – 1.1%
345,000	AutoNation, Inc., 3.500%, 11/15/2024	345,335
290,000	AutoNation, Inc., 4.500%, 10/01/2025	300,413
415,000	Best Buy Co., Inc., 4.450%, 10/01/2028	437,959
325,000	Home Depot, Inc.(The), 2.950%, 6/15/2029	333,392
115,000	Ralph Lauren Corp., 3.750%, 9/15/2025	121,981
850,000	Seven & i Holdings Co. Ltd., 3.350%, 9/17/2021, 144A	868,496

		2,407,576

	Student Loans – 0.2%
334,037	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	357,323

	Technology – 2.5%
760,000	Fiserv, Inc., 3.200%, 7/01/2026	775,717
915,000	Flex Ltd., 4.875%, 6/15/2029	932,351
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	453,486
610,000	Hewlett Packard Enterprise Co., 2.100%, 10/04/2019, 144A	609,145
120,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	130,730
530,000	International Business Machines Corp., 2.850%, 5/13/2022	539,034

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Technology – continued
$265,000	International Business Machines Corp., 3.300%, 5/15/2026	$274,702
89,000	Jabil, Inc., 5.625%, 12/15/2020	92,587
175,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	182,241
140,000	Microchip Technologies, Inc., 3.922%, 6/01/2021	142,512
885,000	NetApp, Inc., 2.000%, 9/27/2019	883,669
325,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.875%, 6/18/2026, 144A	334,019
205,000	Seagate HDD Cayman, 4.875%, 3/01/2024	210,423
45,000	Trimble, Inc., 4.150%, 6/15/2023	46,574

		5,607,190

	Tobacco – 0.2%
325,000	Altria Group, Inc., 4.400%, 2/14/2026	347,766

	Transportation Services – 0.9%
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	730,874
135,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.450%, 1/29/2026, 144A	144,808
320,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	333,003
275,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	288,361
430,000	TTX Co., 2.600%, 6/15/2020, 144A	430,282

		1,927,328

	Treasuries – 19.1%
9,100,000	U.S. Treasury Note, 1.125%, 2/28/2021	8,997,270
4,430,000	U.S. Treasury Note, 2.000%, 5/31/2024	4,482,087
4,895,000	U.S. Treasury Note, 2.125%, 3/31/2024	4,976,838
2,135,000	U.S. Treasury Note, 2.500%, 3/31/2023	2,194,546
4,360,000	U.S. Treasury Note, 2.500%, 5/15/2024	4,509,705
10,015,000	U.S. Treasury Note, 2.625%, 2/15/2029	10,561,131
2,055,000	U.S. Treasury Note, 2.875%, 10/31/2023	2,151,408
3,965,000	U.S. Treasury Note, 2.875%, 11/30/2023	4,154,886

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$1,230,000	U.S. Treasury Note, 2.875%, 5/15/2028	$1,320,761

		43,348,632

	Wireless – 0.4%
545,000	American Tower Corp., 3.800%, 8/15/2029	561,787
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	207,656
140,000	Vodafone Group PLC, 4.125%, 5/30/2025	148,852

		918,295

	Wirelines – 0.5%
315,000	AT&T, Inc., 3-month LIBOR + 1.180%, 3.616%, 6/12/2024(e)	318,960
205,000	British Telecommunications PLC, 4.500%, 12/04/2023	219,541
400,000	Deutsche Telekom International Finance BV, 1.500%, 9/19/2019, 144A	398,980
144,000	Verizon Communications, Inc., 3.376%, 2/15/2025	150,305

		1,087,786

	Total Bonds and Notes (Identified Cost $218,016,192)	222,111,845

Short-Term Investments – 3.0%
6,744,053	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $6,744,896 on 7/01/2019 collateralized by $6,635,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $6,880,906 including accrued interest(g) (Identified Cost $6,744,053)	6,744,053

	Total Investments – 101.1% (Identified Cost $224,760,245)	228,855,898
	Other assets less liabilities – (1.1)%	(2,439,135)

	Net Assets – 100.0%	$226,416,763

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)	Fair valued by the Fund’s adviser. At June 30, 2019, the value of these securities amounted to $18,594 or less than 0.1% of net assets.
(d)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2019 is disclosed.

(e)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $59,319,427 or 26.2% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2019	174	$20,313,408	$20,559,187	$245,779

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$1,060,508	$18,594	(a)	$1,079,102
ABS Other	—	7,181,384	344,951	(b)	7,526,335
All Other Bonds and Notes*	—	213,506,408	—		213,506,408

Total Bonds and Notes	—	221,748,300	363,545		222,111,845

Short-Term Investments	—	6,744,053	—		6,744,053
Futures Contracts (unrealized appreciation)	245,779	—	—		245,779

Total	$245,779	$228,492,353	$363,545		$229,101,677

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or June 30, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
ABS Home Equity	$14,830	$—	$(11)	$41	$—	$(5,321)	$9,055	$—	$18,594	$(109)
ABS Other	—	—	—	—	344,951	—	—	—	344,951	—

	$14,830	$—	$(11)	$41	$344,951	$(5,321)	$9,055	$—	$363,545	$(109)

A debt security valued at $9,055 was transferred from Level 2 to Level 3 during the period ended June 30, 2019. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2019 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended June 30, 2019, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2019:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$245,779

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2019:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$135,000	$135,000

Industry Summary at June 30, 2019 (Unaudited)

Treasuries	19.1%
Banking	17.4
ABS Car Loan	8.8
Non-Agency Commercial Mortgage-Backed Securities	5.8
Automotive	5.1
Electric	4.7
ABS Other	3.3
Collateralized Mortgage Obligations	3.1
Mortgage Related	2.5
Technology	2.5
Life Insurance	2.0
Food & Beverage	2.0
Other Investments, less than 2% each	21.8
Short-Term Investments	3.0

Total Investments	101.1
Other assets less liabilities (including futures contracts)	(1.1)

Net Assets	100.0%